Going Concern and Liquidity (Details Narrative) (10-Q) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 33,684,432		$ 46,382,174	$ 25,096,983
Net loss		(8,587,449)
Cash		263,600		137,177	133,644
Working capital deficit		10,938,623		14,123,625
Proceeds from new debt arrangements		2,177,452	$ 1,955,000	2,527,452	4,115,961
Proceeds from related parties	$ 1,070,000	2,164,500	1,480,777	4,484,979	1,905,777
Proceeds from the sale of stock		825,000		825,000
Net cash provided by operation		$ 4,690,473	$ (2,580,818)	$ 4,624,767	$ (2,983,251)